INVENTORIES	12 Months Ended
Dec. 31, 2022
INVENTORIES [abstract]
INVENTORIES

6.   INVENTORIES

As at	Note	December 31, 2022	December 31, 2021
Concentrate stockpiles		$2,161	$1,711
Doré bars		4,494	3,456
Leach pad and gold-in-circuit		31,649	30,321
Ore stockpiles		52,692	39,292
Materials and supplies		44,476	31,437
Total inventories		$135,472	$106,217
Less: non-current portion	9	(43,439)	(20,398)
Current inventories		$92,033	$85,819

During the year ended December 31, 2022, the Company expensed $481.5 million of inventories to cost of sales (December 31, 2021 – $346.4 million).

During the year ended December 31, 2022, a charge of $8.9 million was recognized to reduce low grade stockpiles at Lindero and Yaramoko to net realizable value (December 31, 2021 - $7.0 million). Included in the charge was $3.4 million related to depletion and depreciation (December 31, 2021 - $2.8 million).